INVESTMENTS - Investments in equity instruments classified as FVTPL (Details) - CAD ($)	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024
INVESTMENTS
Financial assets at fair value through FVTPL	$ 488,781	$ 685,662		$ 1,513,331
Chia Network Inc
INVESTMENTS
Quantity	19,860	19,860
Financial assets at fair value through FVTPL	$ 488,781	$ 488,781	$ 488,781	488,781
NGRAVE NV
INVESTMENTS
Quantity		138,966
Financial assets at fair value through FVTPL		$ 196,881		$ 196,881